Quarterly Holdings Report
for
Fidelity Advisor® Focused Emerging Markets Fund
July 31, 2023
FAEM-NPRT3-0923
1.804858.119
Common Stocks - 92.5%
	Shares	Value ($)
Brazil - 3.2%
Localiza Rent a Car SA	4,260,782	60,567,754
XP, Inc. Class A (a)	2,075,300	56,053,853
TOTAL BRAZIL		116,621,607
Canada - 1.8%
Barrick Gold Corp.	3,769,600	65,176,384
Chile - 1.5%
Antofagasta PLC	2,513,300	54,106,816
China - 37.2%
Alibaba Group Holding Ltd. (a)	9,592,600	122,587,538
BeiGene Ltd. ADR (a)(b)	158,292	33,909,312
China Life Insurance Co. Ltd. (H Shares)	63,169,000	110,156,355
Guangzhou Automobile Group Co. Ltd. (H Shares)	49,914,000	31,232,651
Haier Smart Home Co. Ltd. (A Shares)	29,203,377	100,986,086
Hansoh Pharmaceutical Group Co. Ltd. (c)	31,074,000	50,203,542
Industrial & Commercial Bank of China Ltd. (H Shares)	109,581,000	53,511,448
JD.com, Inc. Class A	2,884,437	59,718,195
Kweichow Moutai Co. Ltd. (A Shares)	213,701	56,263,906
Li Ning Co. Ltd.	5,887,000	35,477,952
Meituan Class B (a)(c)	7,573,340	144,575,964
New Oriental Education & Technology Group, Inc. (a)	7,211,000	41,077,637
PDD Holdings, Inc. ADR (a)	459,900	41,308,218
Shangri-La Asia Ltd. (a)	27,890,000	23,173,422
Shenzhen Inovance Technology Co. Ltd. (A Shares)	6,397,972	63,605,308
Sunny Optical Technology Group Co. Ltd.	3,867,600	37,466,461
Tencent Holdings Ltd.	6,678,600	306,956,154
Tsingtao Brewery Co. Ltd. (H Shares)	3,833,447	34,358,428
TOTAL CHINA		1,346,568,577
Greece - 2.6%
National Bank of Greece SA (a)	13,487,321	92,831,477
Hong Kong - 0.5%
Pacific Basin Shipping Ltd.	60,778,000	19,716,670
Hungary - 1.6%
Richter Gedeon PLC	2,235,408	56,389,451
India - 10.6%
Axis Bank Ltd.	5,424,800	62,922,139
Bharat Heavy Electricals Ltd.	37,834,200	47,867,808
HDFC Bank Ltd.	7,595,996	152,514,129
Larsen & Toubro Ltd.	1,232,800	40,194,167
Shree Cement Ltd.	149,483	43,820,476
Solar Industries India Ltd.	768,850	35,530,798
TOTAL INDIA		382,849,517
Korea (South) - 12.9%
Hyundai Mipo Dockyard Co. Ltd. (a)	544,682	39,815,686
Hyundai Motor Co. Ltd.	407,090	62,446,890
Korea Aerospace Industries Ltd.	1,797,228	69,204,221
POSCO	88,600	44,536,632
Samsung Electronics Co. Ltd.	4,620,201	252,394,914
TOTAL KOREA (SOUTH)		468,398,343
Mexico - 2.4%
Grupo Financiero Banorte S.A.B. de CV Series O	4,314,900	40,896,852
Wal-Mart de Mexico SA de CV Series V	11,044,400	45,978,210
TOTAL MEXICO		86,875,062
Peru - 1.8%
Credicorp Ltd. (United States)	408,500	64,154,925
Russia - 0.3%
LUKOIL PJSC sponsored ADR (a)(d)	782,000	221,220
Sberbank of Russia sponsored ADR (a)(d)	3,242,100	57,709
Yandex NV Series A (a)(d)	798,300	9,579,600
TOTAL RUSSIA		9,858,529
South Africa - 4.1%
Absa Group Ltd.	5,524,000	58,518,029
Impala Platinum Holdings Ltd.	5,466,100	39,482,028
MTN Group Ltd.	6,645,092	52,038,590
TOTAL SOUTH AFRICA		150,038,647
Taiwan - 12.0%
ECLAT Textile Co. Ltd.	3,700,000	63,691,800
HIWIN Technologies Corp.	6,541,159	43,834,865
Taiwan Semiconductor Manufacturing Co. Ltd.	15,784,554	284,492,597
Yageo Corp.	3,002,237	43,814,009
TOTAL TAIWAN		435,833,271
TOTAL COMMON STOCKS (Cost $3,255,761,524)		3,349,419,276

Nonconvertible Preferred Stocks - 4.3%
	Shares	Value ($)
Brazil - 4.3%
Itau Unibanco Holding SA	11,864,480	71,858,040
Petroleo Brasileiro SA - Petrobras sponsored ADR	5,781,978	84,879,437

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $113,675,833)		156,737,477

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e)	125,979,353	126,004,549
Fidelity Securities Lending Cash Central Fund 5.14% (e)(f)	21,479,477	21,481,625
TOTAL MONEY MARKET FUNDS (Cost $147,486,174)		147,486,174

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $3,516,923,531)	3,653,642,927
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(33,489,050)
NET ASSETS - 100.0%	3,620,153,877

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $194,779,506 or 5.4% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	6,565,053	1,309,837,201	1,190,397,705	3,009,336	-	-	126,004,549	0.3%
Fidelity Securities Lending Cash Central Fund 5.32%	-	175,544,113	154,062,488	83,098	-	-	21,481,625	0.1%
Total	6,565,053	1,485,381,314	1,344,460,193	3,092,434	-	-	147,486,174

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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